Annual Fund Operating Expenses - Fundamental All Cap Core Fund	Jun. 24, 2021
JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 | Class A
Document Information [Line Items]
Management fee	0.68%
Distribution and service (Rule 12b-1) fees	0.30%
Service plan fee	none
Additional other expenses	0.42%	[1]
Total other expenses	0.42%
Total annual fund operating expenses	1.40%
Contractual expense reimbursement	(0.26%)	[2]
Total annual fund operating expenses after expense reimbursements	1.14%
JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 | Class C
Document Information [Line Items]
Management fee	0.68%
Distribution and service (Rule 12b-1) fees	1.00%
Service plan fee	none
Additional other expenses	0.42%	[1]
Total other expenses	0.42%
Total annual fund operating expenses	2.10%
Contractual expense reimbursement	(0.26%)	[2]
Total annual fund operating expenses after expense reimbursements	1.84%
JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 | Class I
Document Information [Line Items]
Management fee	0.68%
Distribution and service (Rule 12b-1) fees	none
Service plan fee	none
Additional other expenses	0.42%	[1]
Total other expenses	0.42%
Total annual fund operating expenses	1.10%
Contractual expense reimbursement	(0.26%)	[2]
Total annual fund operating expenses after expense reimbursements	0.84%
JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 | Class R2
Document Information [Line Items]
Management fee	0.68%
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	0.25%
Additional other expenses	0.31%
Total other expenses	0.56%
Total annual fund operating expenses	1.49%
Contractual expense reimbursement	(0.27%)	[2]
Total annual fund operating expenses after expense reimbursements	1.22%
JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 | Class R4
Document Information [Line Items]
Management fee	0.68%
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	0.10%	[3]
Additional other expenses	0.31%
Total other expenses	0.41%
Total annual fund operating expenses	1.34%
Contractual expense reimbursement	(0.37%)	[2],[4]
Total annual fund operating expenses after expense reimbursements	0.97%
JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 | Class R6
Document Information [Line Items]
Management fee	0.68%
Distribution and service (Rule 12b-1) fees	none
Service plan fee	none
Additional other expenses	0.31%
Total other expenses	0.31%
Total annual fund operating expenses	0.99%
Contractual expense reimbursement	(0.27%)	[2]
Total annual fund operating expenses after expense reimbursements	0.72%
JH Fundamental All Cap Core - Class R5 | Class R5
Document Information [Line Items]
Management fee	0.68%
Service plan fee	0.05%	[5]
Additional other expenses	0.31%	[5]
Total other expenses	0.36%	[5]
Total annual fund operating expenses	1.04%
Contractual expense reimbursement	(0.27%)	[6]
Total annual fund operating expenses after expense reimbursements	0.77%

[1]	“Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on November 30, 2022, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	“Service plan fee” has been restated to reflect maximum allowable fees.
[4]	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on November 30, 2022, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[5]	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class R5 shares.
[6]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on November 30, 2022, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.